Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues from external customers	$ 11,274,933		$ 12,541,145		$ 9,746,646
Intersegment revenues	1,556,687		2,034,643		1,630,571
Gross margin	3,250,723	[1]	4,304,338	[1]	3,567,034	[1]
Gross margin, %	28.80%		34.30%		36.60%
Depreciation, depletion and amortization	586,218		556,357		474,061
Loss on write-off of property, plant and equipment	11,429		11,006		10,776
Impairment of goodwill and long-lived assets	(707,891)	[2]
Provision for amounts due from related parties	(919,113)	[3]
Operating income (loss)	(897,875)		1,840,104		1,532,212
Income/(loss) from equity investees	475		304		1,184
Interest income	70,509		16,785		17,167
Intersegment interest income	53,009		137,874		156,333
Interest expense	669,353		560,548		558,284
Intersegment interest expense	53,009		137,874		156,333
Net loss from discontinued operations, net of tax	(108,429)	[4]	(8,370)	[4]	(600)	[4]
Segment assets	17,724,109		19,309,799		15,778,186
Assets of discontinued operations	59,223		166,817		180,043
Investments in equity investees	7,853		8,150		8,764
Goodwill	798,847	[5]	1,049,514	[5]	884,199		894,374
Capital expenditures	1,028,800		1,826,996		991,552
Income tax (expense)/ benefit	(179,155)	[6]	(360,750)	[6]	(276,630)	[6]
Mining segment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	3,297,560		4,173,799		3,055,914
Intersegment revenues	717,495		1,018,229		800,250
Gross margin	1,884,096		2,867,839		2,091,644
Gross margin, %	46.90%		55.20%		54.20%
Depreciation, depletion and amortization	317,005		328,521		281,392
Loss on write-off of property, plant and equipment	7,294		8,225		2,993
Impairment of goodwill and long-lived assets	0
Provision for amounts due from related parties	(22,668)
Operating income (loss)	644,278		1,691,385		1,185,892
Income/(loss) from equity investees	475		304		(10)
Interest income	50,599		8,864		11,275
Intersegment interest income	50,896		130,096		122,001
Interest expense	280,597		310,121		333,633
Intersegment interest expense	190		197		51
Net loss from discontinued operations, net of tax	0
Segment assets	9,669,628		10,134,892		8,159,792
Assets of discontinued operations	0		0
Investments in equity investees	7,475		8,150		8,764
Goodwill	478,636		451,627		475,270
Capital expenditures	612,225		1,209,736		621,927
Income tax (expense)/ benefit	(153,495)		(302,919)		(185,807)
Steel segment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	6,803,413		7,154,417		5,586,224
Intersegment revenues	267,908		310,416		247,453
Gross margin	1,045,017		1,123,573		1,103,763
Gross margin, %	14.80%		15.10%		18.90%
Depreciation, depletion and amortization	169,582		125,987		110,910
Loss on write-off of property, plant and equipment	3,463		1,965		3,039
Impairment of goodwill and long-lived assets	(583,985)
Provision for amounts due from related parties	(896,445)
Operating income (loss)	(1,364,557)		191,749		297,557
Income/(loss) from equity investees	0				8
Interest income	19,814		7,668		5,570
Intersegment interest income	2,113		5,709		29,166
Interest expense	341,064		221,494		201,085
Intersegment interest expense	42,121		97,462		27,057
Net loss from discontinued operations, net of tax	0
Segment assets	5,636,905		6,391,790		4,863,128
Assets of discontinued operations	0		0
Investments in equity investees	378		0
Goodwill	32,491		319,782		116,157
Capital expenditures	360,573		538,995		315,246
Income tax (expense)/ benefit	(25,251)		(48,613)		(20,953)
Ferroalloy segment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	416,721		475,254		455,199
Intersegment revenues	87,411		199,191		173,853
Gross margin	(35,321)		30,821		93,541
Gross margin, %	(7.00%)		4.60%		14.90%
Depreciation, depletion and amortization	88,969		89,986		67,303
Loss on write-off of property, plant and equipment	598		816		4,744
Impairment of goodwill and long-lived assets	(123,906)
Provision for amounts due from related parties	0
Operating income (loss)	(259,895)		(44,912)		22,958
Income/(loss) from equity investees	0
Interest income	59		48		184
Intersegment interest income	0		2,069		5,166
Interest expense	29,109		20,545		22,112
Intersegment interest expense	4,909		31,023		111,129
Net loss from discontinued operations, net of tax	0
Segment assets	1,904,932		2,226,695		2,186,668
Assets of discontinued operations	0		0
Investments in equity investees	0		0
Goodwill	96,471		97,621		103,127
Capital expenditures	46,258		62,143		41,712
Income tax (expense)/ benefit	2,849		(1,747)		(64,616)
Energy segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	757,239		737,675		649,309
Intersegment revenues	483,873		506,807		409,015
Gross margin	309,351		312,422		299,010
Gross margin, %	24.90%		25.10%		28.30%
Depreciation, depletion and amortization	10,662		11,863		14,456
Loss on write-off of property, plant and equipment	74
Impairment of goodwill and long-lived assets	0
Provision for amounts due from related parties	0
Operating income (loss)	34,720		32,199		46,729
Income/(loss) from equity investees	0				1,186
Interest income	37		205		138
Intersegment interest income	0
Interest expense	18,583		8,388		1,454
Intersegment interest expense	5,789		9,192		18,096
Net loss from discontinued operations, net of tax	(108,429)		(8,370)		(600)
Segment assets	483,837		556,422		568,598
Assets of discontinued operations	59,223		166,817		180,043
Investments in equity investees	0		0
Goodwill	191,249		180,484		189,645
Capital expenditures	9,744		16,122		12,667
Income tax (expense)/ benefit	(3,258)		(7,471)		(5,254)
Eliminations [Member]
Segment Reporting Information [Line Items]
Gross margin	47,580		(30,317)		(20,924)
Operating income (loss)	$ 47,580		$ (30,317)		$ (20,924)

[1]	See Note 24
[2]	See Note 23
[3]	See Note 9
[4]	See Note 3(e)
[5]	See Note 3(h)
[6]	See Note 19